Restatement of Financial Statements - Effect of Financial Statement Adjustments Related to Restatement on Statement of Operations (Details) - USD ($)		2 Months Ended	3 Months Ended	5 Months Ended
	Sep. 21, 2020	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Loss from operations		$ (41,854)	$ (245,600)	$ (708,829)
Other (expense) income:
Change in fair value of derivative warrant liabilities	$ (19,500,000)		9,480,870	(1,854,400)
Financing costs – derivative warrant liabilities		(735,490)		(735,490)
Gain on marketable securities (net), and dividends held in Trust Account			3,693	4,454
Total other income (expense)		(735,490)	9,484,563	(2,585,436)
Net income (loss)		(777,344)	9,238,963	(3,294,265)
As Previously Reported
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Loss from operations		(41,854)		(708,829)
Other (expense) income:
Gain on marketable securities (net), and dividends held in Trust Account				4,454
Total other income (expense)				4,454
Net income (loss)		(41,854)		(704,375)
Restatement Adjustment
Other (expense) income:
Change in fair value of derivative warrant liabilities				(1,854,400)
Financing costs – derivative warrant liabilities		(735,490)		(735,490)
Total other income (expense)		(735,490)		(2,589,890)
Net income (loss)		$ (735,490)		(2,589,890)
Class A Ordinary Share
Other (expense) income:
Net income (loss)			$ 3,321	$ 3,841
Weighted average ordinary shares outstanding of basic and diluted		21,810,415	21,568,664	21,719,426
Basic and diluted net loss per share, ordinary shares			$ 0.00	$ 0.00
Class A Ordinary Share | As Previously Reported
Other (expense) income:
Weighted average ordinary shares outstanding of basic and diluted				23,734,800
Basic and diluted net loss per share, ordinary shares				$ 0.00
Class B Ordinary Share
Other (expense) income:
Weighted average ordinary shares outstanding of basic and diluted		6,732,994		8,310,766
Basic and diluted net loss per share, ordinary shares		$ (0.12)		$ (0.40)
Class B Ordinary Share | As Previously Reported
Other (expense) income:
Weighted average ordinary shares outstanding of basic and diluted		6,437,865		7,052,256
Basic and diluted net loss per share, ordinary shares		$ (0.01)		$ (0.10)